SHAREHOLDERS EQUITY	9 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
SHAREHOLDERS EQUITY

NOTE 4 - SHAREHOLDERS EQUITY

The Company’s Authorized share capital is unlimited common shares without par value (“Shares”).

a)

On September 24, 2024, the Board approved a 1-for-2.5 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.

b)	During the nine months ended September 30, 2023, the Company issued 36,800 shares in respect of 36,800 warrants that were exercised for gross proceeds of $140 (note 3 (c) and note 5 (a)).

c)	During the nine months ended September 30, 2023, the Company issued 130,333 shares in respect of 130,333 RSUs that were exercised (note 5 (c)).

d)	On March 20, 2023, the Company closed a private placement for gross proceeds of $2,604 through the issuance of 713,424 units (“March 2023 Units”) at a price per Unit of US$3.65 (CAD$4.88). Each Unit consists of one common share and one half of one common share purchase warrant (each whole such warrant a “March 2023 Warrannt”). An aggregate of 356,711 March 2023 Warrants were issued with an exercise price of CAD$5.88 (US$4.44) The March 2023 Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 356,711 common shares (“March 2023 Private Placement Warrants”). A finder’s fee of $208 (CAD$290) was paid and 57,074 March 2023 Private Placement Warrants were issued in connection with the private placement.

e)	On June 15 and on June 20, 2023, the Company closed registered direct offerings for gross proceeds of $6,873 through the issuance of 1,527,310 units (“June 2023 Units”) at a price per June 2023 Unit of US$4.50 (CAD$6.03). Each June 2023 Unit consists of one common share and one half of one common share purchase warrant (each whole such warrant a “June 023 Warrant”). An aggregate of 763,654 June 2023 Warrants were issued with an exercise price of CAD$7.33 (US$5.50) The June 2023 Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 763,654 common shares (“June 2023 Registered Direct Offerings Warrants”). A finder’s fee of $550 (CAD$733) was paid and 122,185 non-registered warrants were issued in connection with the Registered Direct Offerings.

f)	On January 4, 2024, the Company closed a registered direct offering for gross proceeds of $3,227 through the issuance of 1,122,521 units (“January 2024 Units”) at a price per Unit of $2.88 (CAD$3.40). Each January 2024 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “January 2024 Warrant”). An aggregate of 561,260 January 2024 Warrants were issued with an exercise price of CAD$5.13 ($3.75) per share. The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 561,260 Common Shares (“January 2024 Registered Direct Offerings Warrants”). A finder’s fee of $258 (CAD$348 thousand) was paid and 89,802 January 2024 Registered Direct Offerings Warrants were issued in connection with the registered direct Offering.

g)

On April 2, 2024, the Company closed a registered direct offering for gross proceeds of approximately $3,300 at a purchase price of $0.875 per share and issued an aggregate of 3,792,200 common shares in the registered direct offering. The Company issued 293,776 common shares as finders’ fee.

h)

 On August 12, 2024, the Company closed its previously announced private placement for gross proceeds of approximately $2,502, at a purchase price of $0.875 per common share and $0.875 per pre-funded warrant. The Company issued a total of 1,839,554 common shares and pre-funded warrants to purchase up to 1,200,000 common shares, with each pre-funded warrant having an exercise price of $0.0001 per share. Each pre-funded warrant has an exercise price of $0.00025 per share and will expire when exercised in full.

Certain directors and officers of the Company purchased $420 value of common shares in the private placement. In connection with the closing, the Company has issue certain non-U.S. residents 180,624 common shares as finders fees.

i)	During the nine months ended September 30, 2024, the Company issued 324,668 Shares in respect of 324,668 RSUs that were exercised (note 5 (c)).

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)